Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued Expenses

	December 31, 2014	December 31, 2013
Accrued voyage expenses	$194	$186
Accrued loan interest	486	—
Accrued legal and professional fees	3,494	—

Total accrued expenses	$4,174	$186